SUPPLEMENT TO THE
FIDELITY INTERNATIONAL
EQUITY FUNDS
PROSPECTUS DATED
DECEMBER 29, 1994
The following information
replaces the similar
information found under the
"Expenses" section on P-6.
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell, or
hold shares of a fund. See
P-33 and P-36-P-39 for an
explanation of how and when
these charges apply.  Lower
sales charges may be
available for accounts over
$250,000.
The following line item should
appear as the last item in
each fund's expense table in
the "Transaction Expenses"
section beginning on P--6
and P-7.
Annual account maintenance fee
(for accounts under $2,500) $12.
00
The Board of Trustees of
Fidelity Pacific Basin Fund
has authorized adoption of a
redemption fee of 1.00%
(payable to the fund) on
shares purchased after April
15, 1995 and held less than
90 days.
   The following information
replaces the corresponding
sections with respect to
Fidelity Pacific Basin Fund
under the heading
"Expenses" on P-7.
    FIDELITY PACIFIC BASIN FUND
   Maximum sales charge on
purchases

(as a % of offering price)     3.00%A
Deferred sales charge on
redemptions None
Redemption fee ( on shares held
for less than 90 days) for shares
purchased after
April 15, 1995 1.00%
The following replaces the
last line of the portfolio
turnover rate under the
heading "Financial Highlights"
on P-8.
Portfolio turnover rate   56%A
56%    89%
The following information
supplements the information
found under the "Funds in
Detail" section on page 22.
Number of Fidelity Mutual
Funds: over 210.
The following information
replaces the current
disclosure with respect to
Japan Fund in the "Funds in
Detail" section on P-23.
Shigeki Makino is manager of
Japan Fund, which he has
managed since October
1994. Mr. Makino is an
employee of FIJ for whom he
previously was an analyst for
the fund. Mr. Makino joined
FMR in 1990.
SUPPLEMENT TO THE
FIDELITY INTERNATIONAL
EQUITY FUNDS
PROSPECTUS DATED
DECEMBER 29, 1994
The following information
replaces the similar
information found under the
"Expenses" section on P-6.
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell, or
hold shares of a fund. See
P-33 and P-36-P-39 for an
explanation of how and when
these charges apply.  Lower
sales charges may be
available for accounts over
$250,000.
The following line item should
appear as the last item in
each fund's expense table in
the "Transaction Expenses"
section beginning on P--6
and P-7.
Annual account maintenance fee
(for accounts under $2,500) $12.
00
The Board of Trustees of
Fidelity Pacific Basin Fund
has authorized adoption of a
redemption fee of 1.00%
(payable to the fund) on
shares purchased after April
15, 1995 and held less than
90 days.
   The following information
replaces the corresponding
sections with respect to
Fidelity Pacific Basin Fund
under the heading
"Expenses" on P-7.
    FIDELITY PACIFIC BASIN FUND
   Maximum sales charge on
purchases

(as a % of offering price)     3.00%A
Deferred sales charge on
redemptions None
Redemption fee ( on shares held
for less than 90 days) for shares
purchased after
April 15, 1995 1.00%
The following replaces the
last line of the portfolio
turnover rate under the
heading "Financial Highlights"
on P-8.
Portfolio turnover rate   56%A
56%    89%
The following information
supplements the information
found under the "Funds in
Detail" section on page 22.
Number of Fidelity Mutual
Funds: over 210.
The following information
replaces the current
disclosure with respect to
Japan Fund in the "Funds in
Detail" section on P-23.
Shigeki Makino is manager of
Japan Fund, which he has
managed since October
1994. Mr. Makino is an
employee of FIJ for whom he
previously was an analyst for
the fund. Mr. Makino joined
FMR in 1990.
   INT-95-3 (PAGE 1 OF 2) May 10, 1995
INT-95-3 (PAGE 1 OF 2) May 10, 1995

The following paragraph
replaces  the one found in
the "Shareholder and
Account Policies" on P-37.
    EFFECT OF FOREIGN TAXES.
Foreign governments may
impose taxes on a fund and
its investments and these
taxes generally will reduce
the fund's distributions. A tax
credit or deduction may be
available to you. If so, your
tax statement will show more
taxable income or capital
gains than actually
distributed by the fund, but
will also show the amount of
the available offsetting credit
or deduction.
The following paragraphs
supplement the information
found in the section entitled
"Transaction Details"
beginning on P-37.
FIDELITY RESERVES THE RIGHT
TO DEDUCT AN ANNUAL
MAINTENANCE FEE of $12.00
from accounts with a value of
less than $2,500 (including
any amount paid as a sales
charge), subject to an annual
maximum charge of $60.00
per shareholder. It is
expected that accounts will
be valued on the second
Friday in November of each
year. Accounts opened after
September 30 will not be
subject to the fee for that
year. The fee, which is
payable to the transfer agent,
is designed to offset in part
the relatively higher costs of
servicing smaller accounts.
The fee will not be deducted
from retirement accounts,
accounts using regular
investment plans, or if total
assets in Fidelity funds
exceed $50,000. Eligibility for
the $50,000 waiver is
determined by aggregating
Fidelity mutual fund accounts
maintained by FSC or FBSI
which are registered under
the same social security
number or which list the
same social security number
for the custodian of a
Uniform Gifts/Transfers to
Minors Act account.
The information regarding
UGMS/UTMA accounts with
respect to sales charge
waivers (number 9) on P-39
does not apply to
international funds.

   The following paragraph
replaces  the one found in
the "Shareholder and
Account Policies" on P-37.
    EFFECT OF FOREIGN TAXES.
Foreign governments may
impose taxes on a fund and
its investments and these
taxes generally will reduce
the fund's distributions. A tax
credit or deduction may be
available to you. If so, your
tax statement will show more
taxable income or capital
gains than actually distributed
by the fund, but will also
show the amount of the
available offsetting credit or
deduction.
The following paragraphs
supplement the information
found in the section entitled
"Transaction Details"
beginning on P-37.
FIDELITY RESERVES THE RIGHT
TO DEDUCT AN ANNUAL
MAINTENANCE FEE of $12.00
from accounts with a value of
less than $2,500 (including
any amount paid as a sales
charge), subject to an annual
maximum charge of $60.00
per shareholder. It is
expected that accounts will
be valued on the second
Friday in November of each
year. Accounts opened after
September 30 will not be
subject to the fee for that
year. The fee, which is
payable to the transfer agent,
is designed to offset in part
the relatively higher costs of
servicing smaller accounts.
The fee will not be deducted
from retirement accounts,
accounts using regular
investment plans, or if total
assets in Fidelity funds
exceed $50,000. Eligibility for
the $50,000 waiver is
determined by aggregating
Fidelity mutual fund accounts
maintained by FSC or FBSI
which are registered under
the same social security
number or which list the
same social security number
for the custodian of a Uniform
Gifts/Transfers to Minors Act
account.
The information regarding
UGMS/UTMA accounts with
respect to sales charge
waivers (number 9) on P-39
does not apply to
international funds.

 (PAGE 2 OF 2)
 (PAGE 2 OF 2)

This is the third page of your
sticker.
Your text goes here

This is the third page of your
sticker.
Your text goes here

 (PAGE 3 OF _)
 (PAGE 3 OF _)

This is the fourth page of
your sticker.  If you need
more pages, follow the
instructions below.
INSTRUCTIONS:  (1) type in all
the text, (2) go outside all of
the frames, (3) copy the
"top.level" component on
page 4 and paste it after the
original, (4) on page 5, select
the left-hand column, and edit
"props," (5) go to "custom"
and set "shared" to "no," (6)
still in the property sheet, go
to "basic," change name to
"page 5," and apply, (7) still in
the property sheet, go back
to "custom," set "shared"
back to "yes," and apply,
choosing "master" when
prompted,
(8) edit the property sheet of
the right column, changing
the name to "page 5" and
apply, (9) go to "custom" and
verify that "shared" is set to
"yes," (10) exit property
sheet, go to page 4, and
delete all text that exceeds
the required length, (11) go to
page 5 and delete all text that
appears on the previous
page, and (12) adjust the
footers as appropriate, using
the same process of turning
of editing property sheet
described in steps 5-9, but
using "code 5" rather than
"page 5." Repeat for any
additional pages you need.
That wasn't so difficult, now
was it?

This is the fourth page of
your sticker.  If you need
more pages, follow the
instructions below.
INSTRUCTIONS:  (1) type in all
the text, (2) go outside all of
the frames, (3) copy the
"top.level" component on
page 4 and paste it after the
original, (4) on page 5, select
the left-hand column, and
edit "props," (5) go to
"custom" and set "shared" to
"no," (6) still in the property
sheet, go to "basic," change
name to "page 5," and apply,
(7) still in the property sheet,
go back to "custom," set
"shared" back to "yes," and
apply, choosing "master"
when prompted,
(8) edit the property sheet of
the right column, changing
the name to "page 5" and
apply, (9) go to "custom" and
verify that "shared" is set to
"yes," (10) exit property
sheet, go to page 4, and
delete all text that exceeds
the required length, (11) go to
page 5 and delete all text that
appears on the previous
page, and (12) adjust the
footers as appropriate, using
the same process of turning
of editing property sheet
described in steps 5-9, but
using "code 5" rather than
"page 5." Repeat for any
additional pages you need.
That wasn't so difficult, now
was it?

 (PAGE 4 OF 4)
 (PAGE 4 OF 4)